INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	R$ 10,464.3	R$ 9,415.0
Gross deferred tax liabilities	(5,813.1)	(6,701.9)
Gross deferred tax assets/(liabilities)	4,651.2	2,713.1	R$ 1,513.7
Netting by taxable entity, deferred tax assets	(2,494.7)	(2,976.2)
Netting by taxable entity, deferred tax liabilities	2,494.7	2,976.2
Netting by taxable entity, deferred tax assets/(liabilities)
Net deferred tax assets	7,969.6	6,438.8
Net deferred tax liabilities	(3,318.4)	(3,725.7)
Net deferred tax assets/(liabilities)	4,651.2	2,713.1
Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	8.2	7.5
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	8.2	7.5
Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(1,369.7)	(1,690.2)
Gross deferred tax assets/(liabilities)	(1,369.7)	(1,690.2)
Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	856.5	951.2
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	856.5	951.2
Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	2,843.8	3,232.8
Gross deferred tax liabilities	(3.3)	(2.9)
Gross deferred tax assets/(liabilities)	2,840.5	3,229.9
Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	43.8	38.6
Gross deferred tax liabilities	(7.0)	(3.8)
Gross deferred tax assets/(liabilities)	36.8	34.8
Temporary Differences Derivatives [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	31.1	95.1
Gross deferred tax liabilities	(77.2)	(44.8)
Gross deferred tax assets/(liabilities)	(46.1)	50.3
Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	7.5	0.5
Gross deferred tax liabilities		(0.9)
Gross deferred tax assets/(liabilities)	7.5	(0.4)
Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	268.6	413.9
Gross deferred tax liabilities	(59.6)	(139.3)
Gross deferred tax assets/(liabilities)	209.0	274.6
Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	714.2	899.5
Gross deferred tax liabilities	(1,837.2)	(2,177.1)
Gross deferred tax assets/(liabilities)	(1,123.0)	(1,277.6)
Temporary Differences Withholding Tax Over Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(1,385.5)	(1,877.6)
Gross deferred tax assets/(liabilities)	(1,385.5)	(1,877.6)
Temporary Differences Investments In Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(383.7)	(421.6)
Gross deferred tax assets/(liabilities)	(383.7)	(421.6)
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	4,383.3	2,660.7
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	4,383.3	2,660.7
Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	1,026.3	819.3
Gross deferred tax liabilities	(4.6)
Gross deferred tax assets/(liabilities)	1,021.7	819.3
Impact Of Adoption Of I F R S Accounting Policy [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	14.5	35.1
Gross deferred tax liabilities	(19.7)	(11.4)
Gross deferred tax assets/(liabilities)	(5.2)	23.7
I C M S From The Assessment Bases Of P I S C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(228.5)	(168.2)
Gross deferred tax assets/(liabilities)	(228.5)	(168.2)
Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	266.5	260.8
Gross deferred tax liabilities	(437.1)	(164.1)
Gross deferred tax assets/(liabilities)	R$ (170.6)	R$ 96.7